Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Changes in Goodwill

	2019 £m	2018 £m
Cost at 1 January	5,789	5,734
Exchange adjustments	(277)	199
Additions through business combinations (Note 40 )	5,023	—
Transfer from /(to) assets held for sale	27	(144)

Cost at 31 December	10,562	5,789

Net book value at 1 January	5,789	5,734

Net book value at 31 December	10,562	5,789

Summary of Goodwill Allocated to Segments	Goodwill is allocated to the Group’s segments as follows:

	2019 £m	2018 £m
Pharmaceuticals	4,316	3,273
Vaccines	1,280	1,342
Consumer Healthcare	4,966	1,174

Net book value at 31 December	10,562	5,789

Schedule of Discounted Cash Flow Models Used in Impairment Tests
Details relating to the discounted cash flow models used in the impairment tests of the Pharmaceuticals, Vaccines and Consumer Healthcare cash generating units are as follows:

Valuation basis	Fair value less costs of disposal
Key assumptions	Sales growth rates
Profit margins
Terminal growth rate
Discount rate
Taxation rate

Determination of assumptions	Growth rates are internal forecasts based on both internal and external market information.
Margins reflect past experience, adjusted for expected changes.
Terminal growth rates based on management’s estimate of future long-term average growth rates.
Discount rates based on Group WACC, adjusted where appropriate.
Taxation rates based on appropriate rates for each region.

Period of specific projected cash flows	Five years

Terminal growth rate and discount rate		Terminal growth rate	Discount rate
	Pharmaceuticals	1% p.a.	7.5%
	Vaccines	1% p.a.	7.5%
	Consumer Healthcare	2% p.a.	6%